Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	BAILLIE GIFFORD FUNDS
Entity Central Index Key	0001120543
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 28, 2023
Document Effective Date	Apr. 28, 2023
Prospectus Date	Apr. 28, 2023
Institutional & K Class Prospectus | Baillie Gifford China A Shares Growth Fund | Institutional Class
Prospectus:
Trading Symbol	BCANX
Institutional & K Class Prospectus | Baillie Gifford China A Shares Growth Fund | Class K
Prospectus:
Trading Symbol	BCAKX
Institutional & K Class Prospectus | Baillie Gifford China Equities Fund | Institutional Class
Prospectus:
Trading Symbol	BGCBX
Institutional & K Class Prospectus | Baillie Gifford China Equities Fund | Class K
Prospectus:
Trading Symbol	BGCDX
Institutional & K Class Prospectus | Baillie Gifford Developed EAFE All Cap Fund | Institutional Class
Prospectus:
Trading Symbol	BSGPX
Institutional & K Class Prospectus | Baillie Gifford Developed EAFE All Cap Fund | Class K
Prospectus:
Trading Symbol	BGPKX
Institutional & K Class Prospectus | Baillie Gifford EAFE Plus All Cap Fund | Institutional Class
Prospectus:
Trading Symbol	BGCSX
Institutional & K Class Prospectus | Baillie Gifford EAFE Plus All Cap Fund | Class K
Prospectus:
Trading Symbol	BKGCX
Institutional & K Class Prospectus | Baillie Gifford Emerging Markets Equities Fund | Institutional Class
Prospectus:
Trading Symbol	BGEGX
Institutional & K Class Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class K
Prospectus:
Trading Symbol	BGKEX
Institutional & K Class Prospectus | Baillie Gifford Emerging Markets ex China Fund | Class K
Prospectus:
Trading Symbol	BGEZX
Institutional & K Class Prospectus | Baillie Gifford Emerging Markets ex China Fund | Institutional Class
Prospectus:
Trading Symbol	BGEWX
Institutional & K Class Prospectus | Baillie Gifford Global Alpha Equities Fund | Class K
Prospectus:
Trading Symbol	BGAKX
Institutional & K Class Prospectus | Baillie Gifford Global Alpha Equities Fund | Institutional Class
Prospectus:
Trading Symbol	BGASX
Institutional & K Class Prospectus | Baillie Gifford Health Innovation Equities Fund | Class K
Prospectus:
Trading Symbol	BGHDX
Institutional & K Class Prospectus | Baillie Gifford Health Innovation Equities Fund | Institutional Class
Prospectus:
Trading Symbol	BGHBX
Institutional & K Class Prospectus | Baillie Gifford International Alpha Fund | Institutional Class
Prospectus:
Trading Symbol	BINSX
Institutional & K Class Prospectus | Baillie Gifford International Alpha Fund | Class K
Prospectus:
Trading Symbol	BGIKX
Institutional & K Class Prospectus | Baillie Gifford International Concentrated Growth Equities Fund | Institutional Class
Prospectus:
Trading Symbol	BTLSX
Institutional & K Class Prospectus | Baillie Gifford International Concentrated Growth Equities Fund | Class K
Prospectus:
Trading Symbol	BTLKX
Institutional & K Class Prospectus | Baillie Gifford International Growth Fund | Institutional Class
Prospectus:
Trading Symbol	BGESX
Institutional & K Class Prospectus | Baillie Gifford International Growth Fund | Class K
Prospectus:
Trading Symbol	BGEKX
Institutional & K Class Prospectus | Baillie Gifford International Smaller Companies Fund | Class K
Prospectus:
Trading Symbol	BICKX
Institutional & K Class Prospectus | Baillie Gifford International Smaller Companies Fund | Institutional Class
Prospectus:
Trading Symbol	BICIX
Institutional & K Class Prospectus | Baillie Gifford Long Term Global Growth Fund | Institutional Class
Prospectus:
Trading Symbol	BSGLX
Institutional & K Class Prospectus | Baillie Gifford Long Term Global Growth Fund | Class K
Prospectus:
Trading Symbol	BGLKX
Institutional & K Class Prospectus | Baillie Gifford U.S. Discovery Fund | Institutional Class
Prospectus:
Trading Symbol	BGUIX
Institutional & K Class Prospectus | Baillie Gifford U.S. Discovery Fund | Class K
Prospectus:
Trading Symbol	BGUKX
Institutional & K Class Prospectus | Baillie Gifford U.S. Equity Growth Fund | Institutional Class
Prospectus:
Trading Symbol	BGGSX
Institutional & K Class Prospectus | Baillie Gifford U.S. Equity Growth Fund | Class K
Prospectus:
Trading Symbol	BGGKX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Developed EAFE All Cap Fund | Class 2
Prospectus:
Trading Symbol	BGPTX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Developed EAFE All Cap Fund | Class 3
Prospectus:
Trading Symbol	BGPFX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Developed EAFE All Cap Fund | Class 4
Prospectus:
Trading Symbol	BGPWX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Developed EAFE All Cap Fund | Class 5
Prospectus:
Trading Symbol	BGPVX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford EAFE Plus All Cap Fund | Class 2
Prospectus:
Trading Symbol	BGCWX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford EAFE Plus All Cap Fund | Class 3
Prospectus:
Trading Symbol	BGCJX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford EAFE Plus All Cap Fund | Class 4
Prospectus:
Trading Symbol	BGCLX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford EAFE Plus All Cap Fund | Class 5
Prospectus:
Trading Symbol	BGCVX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 2
Prospectus:
Trading Symbol	BGEHX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 5
Prospectus:
Trading Symbol	BGEDX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 3
Prospectus:
Trading Symbol	BGELX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 4
Prospectus:
Trading Symbol	BGEPX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Global Alpha Equities Fund | Class 4
Prospectus:
Trading Symbol	BGALX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Global Alpha Equities Fund | Class 2
Prospectus:
Trading Symbol	BGATX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Global Alpha Equities Fund | Class 3
Prospectus:
Trading Symbol	BGAEX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Global Alpha Equities Fund | Class 5
Prospectus:
Trading Symbol	BGAVX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Alpha Fund | Class 2
Prospectus:
Trading Symbol	BGITX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Alpha Fund | Class 3
Prospectus:
Trading Symbol	BGIFX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Alpha Fund | Class 4
Prospectus:
Trading Symbol	BGIUX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Alpha Fund | Class 5
Prospectus:
Trading Symbol	BGIVX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Growth Fund | Class 2
Prospectus:
Trading Symbol	BGETX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Growth Fund | Class 3
Prospectus:
Trading Symbol	BGEUX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Growth Fund | Class 4
Prospectus:
Trading Symbol	BGEFX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Growth Fund | Class 5
Prospectus:
Trading Symbol	BGEVX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Class 2
Prospectus:
Trading Symbol	BGLTX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Class 3
Prospectus:
Trading Symbol	BGLOX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Class 4
Prospectus:
Trading Symbol	BGLFX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Class 5
Prospectus:
Trading Symbol	BGADX